Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed‑Upon Procedures

Mercedes‑Benz Financial Services USA LLC (the Company)
Merrill Lynch, Pierce, Fenner & Smith Incorporated
SG Americas Securities, LLC
SMBC Nikko Securities America, Inc.
 (together, the Specified Parties)

Re: Daimler Trucks Retail Trust 2018‑1, Asset‑Backed Notes (the Notes) – Data Files Procedures:

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in (i) an electronic data file entitled “12312017_DTRT 2018‑1_Prel. Pool_1.3B_Contract Level File_KPMG.xls” provided by the Company on February 6, 2018, containing certain information related to 10,917 commercial vehicle contracts as of December 31, 2017 (the Contract Data File) and (ii) an electronic data file entitled “12312017_DTRT 2018‑1_Prel. Pool_1.3B_Asset Level File_KPMG.xls” provided by the Company on February 6, 2018, containing certain information related to 22,310 commercial vehicle receivables as of December 31, 2017 (the Receivable Data File, together with the Contract Data File, the “Data Files), which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Data Files. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

●
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

The term “rounding” means that dollar amounts and percentages were within $0.01 and 0.1%, respectively.

●
The term “Commercial Vehicle Contracts” means sales contracts related to commercial vehicle receivables originated by dealers and assigned to the Company in connection with the purchase of new and pre‑owned Mercedes‑Benz and non‑Mercedes‑Benz vehicles by obligors.

●
The term “Commercial Vehicle Sales Contract” means the original, photocopy, or facsimile of the legal document or documents (i.e., sales contract, commitment letter, request for advance, or master funding agreement), provided to us by the Company. We make no representation regarding the execution of the Commercial Vehicle Sales Contract by the obligor.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

●
The term “Commercial Vehicle Receivables” means vehicle receivables originated by dealers and assigned to the Company in connection with the purchase of new and pre‑owned Mercedes‑Benz and non‑Mercedes‑Benz vehicles pursuant to Commercial Vehicle Sales Contracts by obligors.

●	The term “Payment Schedule Addendum” means an addendum attached to the Commercial Vehicle Sales Contract containing obligor payment details.

●
The term “Asset Schedule Addendum” means an addendum attached to the Commercial Vehicle Sales Contract containing a list of Commercial Vehicle Receivables associated with the Commercial Vehicle Sales Contract.

●	The term “ALFA” means the Company’s retail portfolio management system used to track and account for its Commercial Vehicle Receivables beginning June 1, 2014.

●	The term “eCreditPro” means the Company’s system used to track credit applications related to its Commercial Vehicle Sales Contracts.

●
The term “Retail Dealer Transaction Summary” means documents provided by the dealer to the Company which include original principal Balance, interest rate, and new/used for the Commercial Vehicle Sales Contracts.

●	The term Vehicle Data Service (VDS) is the Company’s system used to track equipment type related to the Commercial Vehicle Receivables.

●
The term “Sources” refers collectively to the Commercial Vehicle Sales Contract, Payment Schedule Addendum, Asset Schedule Addendum, ALFA, eCreditPro, Retail Dealer Transaction Summary, VDS, Modification Letter, Certificate of Title, Notice of Lien Application, Notice of Security Interest or Lien Filing, Notice of Recorded Lien, Notice of Lien Perfection, Lien Holders Release Forms, Vehicle Registration, Electronic Title Copy, and Application for Title provided by the Company.

A.
We randomly selected 100 Commercial Vehicle Contracts from the Contract Data File (the Selected Commercial Vehicle Contracts), as listed in Exhibit A. For each Selected Commercial Vehicle Contract, we were instructed by the Company to haphazardly select one (1) Commercial Vehicle Receivable from the Commercial Vehicle Sales Contract or the Asset Schedule Addendum, resulting in 100 Commercial Vehicle Receivables (the Selected Commercial Vehicle Receivables), as listed in Exhibit B. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of Commercial Vehicle Contracts that we were instructed to randomly select from the Contract Data File and the number of Commercial Vehicle Receivables that we were instructed to haphazardly select from the Commercial Vehicle Sales Contract or the Asset Schedule Addendum.

For each Selected Commercial Vehicle Contract, we were further instructed by the Company to compare the VIN numbers contained in the Commercial Vehicle Sales Contract and the Asset Schedule Addendum to the “PCD_VIN” field in the Receivable Data File. We identified 183 Commercial Vehicle Receivables included in the Commercial Vehicle Sales Contracts and the Asset Schedule Addendums for the 100 Selected Commercial Vehicle Contracts. We observed that the 183 Commercial Vehicle Receivables were included in the Receivable Data File.

B.
For each Selected Commercial Vehicle Contract and Selected Commercial Vehicle Receivable, we compared the specified attributes listed below contained in the Contract Data File or the Receivable Data File to the corresponding information appearing in the Sources. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Contract Data File or the Receivable Data File to the Sources for each of the attributes, utilizing instructions provided by the Company, as applicable, constituted an exception. The Sources are listed in the order of priority until such attribute was agreed.

Selected Commercial Vehicle Contracts

Attributes	Sources/Instructions
Customer Account Number	ALFA
Original Maturity Date	ALFA
Current Maturity Date	ALFA
Obligor State	ALFA
Next Payment Due Date	ALFA and instructions provided by the Company described below
Current Principal Balance	ALFA
Sold Code Indicator	ALFA
Customer Segment	ALFA and instructions provided by the Company described below
Balloon Amount	ALFA
Origination Date	Commercial Vehicle Sales Contract
Original Principal Balance	Commercial Vehicle Sales Contract or Retail Dealer Transaction Summary
Interest Rate	Commercial Vehicle Sales Contract or Retail Dealer Transaction Summary
Loan Type (Simple Interest)	Commercial Vehicle Sales Contract and instructions provided by the Company described below
Monthly Payment Amount	Commercial Vehicle Sales Contract or Payment Schedule Addendum and instructions provided by the Company described below
Number of Scheduled Payments	Commercial Vehicle Sales Contract or Payment Schedule Addendum
First Payment Date	Commercial Vehicle Sales Contract or Payment Schedule Addendum
Payment Frequency	Commercial Vehicle Sales Contract or Payment Schedule Addendum and instructions provided by the Company described below

Selected Commercial Vehicle Receivables

Attributes	Sources/Instructions
Recovery Indicator	ALFA and instructions provided by the Company described below
Legal Owner or Lien Holder Name
Certificate of Title, Notice of Lien Application, Notice of Security Interest or Lien Filing, Notice of Recorded Lien, Notice of Lien Perfection, Lien Holders Release Forms, Vehicle Registration, Electronic Title Copy or Application for Title and instructions provided by the Company described below

Vehicle Age Classification (Model Year)	Commercial Vehicle Sales Contract, Asset Schedule Addendum or Certificate of Title
Vehicle Identification Number (VIN)	Commercial Vehicle Sales Contract, Asset Schedule Addendum or Certificate of Title
New/Used	Commercial Vehicle Sales Contract, Asset Schedule Addendum or Retail Dealer Transaction Summary
Equipment Type	Commercial Vehicle Sales Contract, Asset Schedule Addendum or VDS and instructions provided by the Company described below

For purposes of comparing Next Payment Due Date, we were instructed by the Company to consider Selected Commercial Vehicle Contracts with Next Payment Due Dates on the 1st or 31st of the month to be in agreement if the Next Payment Due Date in the “PCD_ACT_NEXT_SCHED_PMT_DATE” field in the Contract Data File was one month before the Next Payment Due Date reflected in ALFA. The Company informed us that the one month difference was due to the time lapse between December 31, 2017, and the time ALFA was accessed. For Selected Commercial Vehicle Contract #93, we observed the account was past due on its December 18, 2017 payment, and the Next Payment Due Date in the “PCD_ACT_NEXT_SCHED_PMT_DATE” field in the Contract Data File indicated a scheduled next payment due date of December 18, 2017. However, the Next Payment Due Date in ALFA reflected January 18, 2018, due to time lapse between December 31, 2017 and the time ALFA was accessed. This was not considered an exception.

For purposes of comparing Customer Segment, we were instructed by the Company to consider Selected Commercial Vehicle Contracts to be “Fleet,” “Owner Operator,” or “Dealer Customer” if the Miscellaneous screen within ALFA indicated “Medium Fleet, Large Fleet, X‑Large Fleet, and Mega Fleet,” “Owner Operator and Small Fleet,” or “Dealer Customer Leasing Company,” respectively.

For purposes of comparing Loan Type (Simple Interest), we were informed by the Company that a value of “F” in the “PCD_INT_Type” field in the Contract Data File indicated a simple interest contract. For such contracts, we were instructed by the Company to look for a notation which stated that interest accrued on a daily basis in the Commercial Vehicle Sales Contract.

For purposes of comparing Monthly Payment Amount, if the Monthly Payment Amount stated in the Contract Data File did not agree to the Monthly Payment Amount in ALFA, we were instructed by the Company to access the “Terminations Schedule” page in ALFA and observe whether there was a partial termination on the account resulting in a revised Monthly Payment Amount, and to compare the revised Monthly Payment Amount to the Monthly Payment Amount in the Contract Data File. If there was no partial termination, we were further instructed by the Company to utilize the Modification Letter and observe if the Monthly Payment Amount was modified due to a lower interest rate than originally stated on the Commercial Vehicle Sales Contract.

For purposes of comparing Payment Frequency, we were informed by the Company that a value of “1” in the “PMT_FREQ” field in Contract the Data File indicated monthly payment frequency.

For purposes of comparing Recovery Indicator, we were instructed by the Company to consider the Selected Commercial Vehicle Receivable to be “Live” if the term “Live Schedule” was next to the account number in ALFA.

For purposes of comparing Legal Owner or Lien Holder Name, we were instructed by the Company that the names “MERCEDES BENZ FINANCIAL SERVICES USA LLC,” “MERCEDES BENZ FINSERUSALLC,” “MERCEDES BENZ FINSERVUSA LLC,” “MERCEDES BENZ FIN SERV USA LLC,” “MERCEDES‑BENZ FINANCIAL SERVICES USA LLC,” “MERCEDES‑BENZ FINANCIAL SERVICES USA,” “MERCEDES BENZ FIN S USA LLC,” “MERCEDES BENZ FINANCIAL SERV USA LLC,” “MERCEDES BENZ FINANCIAL SERVICES USA,” “MERCEDES BENZ FINANCIAL SERVICES US,” “MERCEDES‑BENZ FIN SV USA LLC,” “MERCEDES BENZ FIN SVC USALLC,” “MERCEDES BENZ FINSERVUSALLC,” “MERCEDES‑BENZ FINSER,” “MERCEDES‑BENZ FINANCIAL SERVICES,” “MERZ BENZ FIN SVCS USA LLC,” “MB FINSERV USA LLC,” “MERCEDES‑BENZ FINSERVUSALLC,” “MERCEDES‑BENZ FINANCIAL SERVICES LLC,” “MERCEDES BENZ FINANCIAL SVCS USA LLC,” “MERCEDES‑BENZ FIN SRV USA LLC,” “MERCEDES BENZ FINANCIAL SERVICES LLC,” “MERCEDES BENZ FINANCIAL SERVICE USA LLC,” “MERCEDES BENZ FINC SERV USA LLC,” and “MERCEDES‑BENZ FINCL SERV USA,” listed on the Certificate of Title, Notice of Lien Application, Notice of Security Interest or Lien Filing, Notice of Recorded Lien, Notice of Lien Perfection, Lien Holders Release Forms, Vehicle Registration, Electronic Title Copy or Application for Title were acceptable Legal Owner or Lien Holder Names for the Company.

For purposes of comparing Equipment Type, we were instructed by the Company to consider the terms “Truck” and “Tractor” to be interchangeable in the Receivable Data File, Commercial Vehicle Sales Contract, and Asset Schedule Addendum.

The information regarding the Selected Commercial Vehicle Contracts and the Selected Commercial Vehicle Receivables was found to be in agreement with the respective information in the Sources.

C.	For each Selected Commercial Vehicle Contract, we observed the presence of the following in the Sources:

●
Agreement to provide Insurance Coverage. We were instructed by the Company to observe whether the Commercial Vehicle Sales Contract contained a notation specifying the requirement for insurance coverage.

●	Signed Commercial Vehicle Contract. We make no representation regarding the authenticity of the signature(s) on each Commercial Vehicle Sales Contract.

●	Credit Application. We were instructed by the Company to observe the account was present within eCreditPro.

D.	For each Selected Commercial Vehicle Receivable, we observed the presence of the following in the Sources:

●
Certification of Title. We were instructed by the Company to consider the following documents to be Certification of Title: Certificate of Title, Notice of Lien Application, Notice of Security Interest or Lien Filing, Notice of Recorded Lien, Notice of Lien Perfection, Lien Holders Release Forms, Vehicle Registration, Electronic Title Copy or Application for Title.

There were no conclusions that resulted from our procedures.

This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information indicated in the Data Files, the Sources, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Commercial Vehicle Contracts and the Commercial Vehicle Receivables, (ii) the reliability or accuracy of the Data Files, the Sources and the instruction provided by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Commercial Vehicle Contracts and the Commercial Vehicle Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such commercial vehicle receivables being securitized, (iii) the compliance of the originator of the Commercial Vehicle Contracts and the Commercial Vehicle Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Commercial Vehicle Contracts and the Commercial Vehicle Receivables that would be material to the likelihood that the issuer of the asset‑backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (NRSRO).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSRO’s, who are not identified in the report as Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA
 March 8, 2018

Exhibit A
The Selected Commercial Vehicle Contracts

Selected Contract Number	Contract Number (*)	Selected Contract Number	Contract Number (*)	Selected Contract Number	Contract Number (*)
1	70	35	3660	69	8044
2	133	36	3707	70	8127
3	260	37	3722	71	8212
4	306	38	3804	72	8226
5	571	39	3845	73	8273
6	635	40	3951	74	8291
7	706	41	4029	75	8445
8	781	42	4176	76	8529
9	821	43	4367	77	8548
10	850	44	4434	78	8597
11	901	45	4682	79	8653
12	1056	46	4900	80	8764
13	1185	47	4908	81	8927
14	1256	48	4915	82	8959
15	1412	49	4916	83	8999
16	1488	50	5277	84	9095
17	1540	51	5291	85	9105
18	1548	52	5656	86	9140
19	1596	53	5771	87	9859
20	1661	54	5828	88	9881
21	2102	55	5871	89	9933
22	2349	56	5952	90	9988
23	2656	57	6054	91	10187
24	2660	58	6062	92	10293
25	2727	59	6483	93	10525
26	2764	60	6816	94	10527
27	2784	61	6911	95	10564
28	2909	62	7018	96	10586
29	3044	63	7484	97	10609
30	3051	64	7673	98	10721
31	3133	65	7694	99	10769
32	3442	66	7788	100	10883
33	3446	67	7830
34	3553	68	8010

(*)  The Company has assigned a unique Contract Number to each Commercial Vehicle Contract in the Contract Data File. The Contract Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B
 The Selected Commercial Vehicle Receivables

Selected Receivable Number	Receivable Number (*)	Selected Receivable Number	Receivable Number (*)	Selected Receivable Number	Receivable Number (*)
1	243	35	8173	69	17232
2	352	36	8265	70	17364
3	603	37	8297	71	17506
4	703	38	8500	72	17522
5	1191	39	8551	73	17592
6	1296	40	8725	74	17615
7	1456	41	8916	75	17883
8	1590	42	9146	76	18014
9	1666	43	9514	77	18054
10	1700	44	9674	78	18157
11	1814	45	10082	79	18235
12	2174	46	10411	80	18391
13	2466	47	10419	81	18859
14	2697	48	10429	82	18906
15	3088	49	10440	83	18973
16	3242	50	11057	84	19157
17	3345	51	11072	85	19168
18	3364	52	11819	86	19248
19	3440	53	11972	87	20479
20	3546	54	12123	88	20517
21	4542	55	12193	89	20631
22	4955	56	12321	90	20726
23	5638	57	12502	91	21052
24	5656	58	12521	92	21263
25	5790	59	13497	93	21659
26	5854	60	14123	94	21665
27	5889	61	14260	95	21704
28	6182	62	15376	96	21744
29	6437	63	16294	97	21770
30	6448	64	16625	98	21968
31	6692	65	16670	99	22041
32	7515	66	16804	100	22225
33	7519	67	16900
34	7817	68	17171

(*)	The Company has assigned a unique Receivable Number to each Commercial Vehicle Receivable in the Receivable Data File. The Receivable Numbers referred to in this Exhibit are not the Customer Account